UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03165

Active Assets Government Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2006

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Government Securities Trust

Portfolio of Investments • September 30, 2005 (unaudited)

		ANNUALIZED
PRINCIPAL	DESCRIPTION	YIELD
AMOUNT IN	AND	ON DATE OF
THOUSANDS	MATURITY DATES	PURCHASE	VALUE

	U.S. Government Agencies - Discount Notes (86.1%)
$561,483	Federal Home Loan Banks
	10/05/05 - 12/16/05	3.41 - 3.81%	$559,882,211
91,300	Federal National Mortgage Assoc.
	10/05/05 - 11/10/05	3.42 - 3.56	91,147,388
144,443	Freddie Mac
	10/25/05 - 12/14/05	3.45 - 3.73	143,834,153

	Total U.S. Government Agencies - Discount Notes (Cost $794,863,752)		794,863,752

	Repurchase Agreements (a) (12.1%)
40,000	Banc of America Securities, LLC due 10/04/05
	(dated 09/27/05; proceeds $40,029,867)	3.84	40,000,000

72,135	Goldman Sachs & Co. due 10/03/05
	(dated 09/30/05; proceeds $72,158,444)	3.90	72,135,000

	Total Repurchase Agreements (Cost $112,135,000)		112,135,000

	U.S. Government Agency - Floating Rate Note (3.3%)
30,000	Freddie Mac 10/07/05 * (Cost $30,000,112)	3.51 †	30,000,112

	Total Investments (Cost $936,998,864) (b)	101.5%	936,998,864

	Liabilities in Excess of Other Assets	(1.5)	(13,987,949)

	Net Assets	100.0%	$923,010,915

*                                         Date of next interest rate reset.

†                                         Rate shown is the rate in effect at September 30, 2005.

(a)                               Collateralized by Federal National Mortgage Assoc. 4.50 - 5.50% due 02/01/13 - 09/01/35 valued at $114,377,701.

(b)                               Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005

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